INCOME TAXES	12 Months Ended
Mar. 31, 2022
INCOME TAXES
INCOME TAXES

31. INCOME TAXES

The following table reconciles the expected income tax expenses (recovery) at the Canadian statutory tax rate to the amounts recognized in the statements of loss and comprehensive loss for the fiscal year ended March 31, 2022 and 2021:

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2022	March 31, 2021
	$	$
Loss for the year before income tax	(54,691,130)	(23,117,607)
Statutory tax rate	26.50%	26.50%
Expected income tax (recovery)	(14,493,149)	(6,126,166)
Non-deductible items and other	2,246,077	1,309,217
Foreign tax rate differences	(34,898)	(11,766)
Change in deferred tax assets not recognized	12,281,970	4,828,715
Total income tax expense (recovery)	—	—

The deferred tax assets (liabilities) as at March 31, 2022 and 2021 are comprised of the following:

	As at	As at
	March 31, 2022	March 31, 2021
	$	$
Deferred tax assets	7,690,691	1,931,677
Deferred tax liabilities	(7,690,691)	(1,931,677)
	—	—

	As at	As at
	March 31, 2022	March 31, 2021
Deferred tax assets	$	$
Lease obligations	7,813,453	1,988,191
Non-capital loss carryforwards	18,152,464	5,724,607
Shareholder loans	3,603	3,603
Start-up Costs - USA	143,099	193,632
Intangibles assets	58,187	—
Share Issuance Costs	2,336,994	2,556,783
Less: Valuation Allowance	(20,817,109)	(8,535,139)
	7,690,691	1,931,677

	As at	As at
	March 31, 2022	March 31, 2021
Deferred tax liabilities	$	$
Right-of-use assets	(7,346,180)	(1,889,038)
Property, plant and equipment	(344,511)	(42,639)
	(7,690,691)	(1,931,677)

As at
March 31, 2022
Movement in Deferred tax assets	$
Deferred tax assets, Opening balance	1,931,677
Increase in Deferred tax assets	5,759,014
Deferred tax assets, Closing balance	7,690,691

As at
March 31, 2022
Movement in Deferred tax liabilities	$
Deferred tax liabilities, Opening balance	(1,931,677)
Increase in Deferred tax liabilities	(5,759,014)
Deferred tax liabilities, Closing balance	(7,690,691)

The unrecognized deductible temporary differences as at March 31, 2022 and 2021 are comprised of the following:

	As at	As at
	March 31, 2022	March 31, 2021
	$	$
Lease obligations	463,253	213,260
Non-capital loss carryforwards	68,301,489	21,548,363
Shareholder loans	13,596	13,596
Start-up Costs - USA	528,841	715,584
Intangible assets	219,574	—
Share issuance costs	8,818,844	9,648,236
Total unrecognized deductible temporary differences	78,345,597	32,139,039

As at March 31, 2022, the Company has not recognized a deferred tax asset in respect of non-capital loss carryforwards of approximately $68,301,489 which may be carried forward to apply against future income, subject to the final determination by taxation authorities, expiring in the following years.

		Canada
Year of Loss	Expiry	$
2020	2040	1,491,042
2021	2041	10,969,398
2022	2042	23,412,020
		35,872,460

		United States
Year of Loss	Expiry	$
2021	None	5,118,106
2022	None	21,059,861
		26,177,967

		Netherlands
Year of Loss	Expiry	$
2021	2027	720,667
2022	2028	3,049,094
		3,769,761

		Jamaica
Year of Loss	Expiry	$
2021	None	1,402,618
2022	None	1,078,683
		2,481,301